UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spruce Private Investors, LLC
Address: One Stamford Plaza
         263 Tresser Boulevard, 15th Floor
         Stamford, CT  06901

13F File Number:  028-14739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bastone
Title:     Chief Operating Officer
Phone:     203 428-2600

Signature, Place, and Date of Signing:

 /s/  Robert Bastone     Stamford, CT     April 20, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $431,073 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC                    MSCI GERMAN      464286806    20072   862193 SH       SOLE                        0        0   862193
ISHARES TR                     BARCLYS 7-10 YR  464287440     4926    47695 SH       SOLE                        0        0    47695
ISHARES TR                     HIGH YLD CORP    464288513    12132   133733 SH       SOLE                        0        0   133733
JPMORGAN CHASE & CO            ALERIAN ML ETN   46625H365     2455    62718 SH       SOLE                        0        0    62718
POWERSHARES QQQ TRUST          UNIT SER 1       73935a104    79483  1176658 SH       SOLE                        0        0  1176658
SPDR GOLD TRUST                GOLD SHS         78463v107     2466    15213 SH       SOLE                        0        0    15213
SPDR INDEX SHS FDS             S&P INTL ETF     78463x772      340     6811 SH       SOLE                        0        0     6811
SPDR S&P 500 ETF TR            TR UNIT          78462f103   140525   997977 SH       SOLE                        0        0   997977
SPDR SERIES TRUST              S&P DIVID ETF    78464a763     8540   150783 SH       SOLE                        0        0   150783
UBS AG JERSEY BRH              LNG SHT VIX      902641596     2477   103339 SH       SOLE                        0        0   103339
UNITED STS COMMODITY INDEX F   COMM IDX FND     911717106     2444    39866 SH       SOLE                        0        0    39866
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835    20322   244017 SH       SOLE                        0        0   244017
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     5921    81934 SH       SOLE                        0        0    81934
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      319     7224 SH       SOLE                        0        0     7224
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    44421  1021869 SH       SOLE                        0        0  1021869
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF  922042874    82765  1795719 SH       SOLE                        0        0  1795719
WISDOMTREE TRUST               FUTRE STRAT FD   97717w125     1465    33861 SH       SOLE                        0        0    33861